Balance Sheets Parentheticals (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	150,000,000	150,000,000	150,000,000
Common Stock, shares issued	17,801,313	14,166,011	3,440,000
Common Stock, shares outstanding	17,801,313	14,166,011	3,440,000